Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Detailed Information of Exposures and Gross Carrying Impairment Allowance of Government Securities at Fair Value (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 291,689,362	$ 429,468,486
Percentage of impairment allowances exposures of government securities gross carry forward	100.00%	100.00%
Stage 1
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 291,689,362	$ 429,468,486
Percentage of impairment allowances exposures of government securities gross carry forward	100.00%	100.00%
Local Government Securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 248,113,739	$ 406,326,814
Percentage of impairment allowances exposures of government securities gross carry forward	85.06%	94.61%
Local Government Securities [member] | Stage 1 | Financial assets at fair value through other comprehensive income, category [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 248,113,739	$ 406,326,814
Foreign Government securities [member]
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 43,575,623	$ 23,141,672
Percentage of impairment allowances exposures of government securities gross carry forward	14.94%	5.39%
Foreign Government securities [member] | Stage 1
Disclosure In Tabular Form Of Exposures Gross Of Impairment Allowances By Stage In Respect Of Government Securities At Fair Value Through Other Comprehensive Income [Line Items]
Impairment losses exposures and gross carrying amount of government securities	$ 43,575,623	$ 23,141,672